INVENTORIES (Details) (USD $)	Jun. 30, 2013	Jun. 30, 2012
INVENTORIES [Abstract]
Finished goods	$ 333,987	$ 364,630
Raw materials	254,716	181,488
Total inventory	$ 588,703	$ 546,118